Commitments - Capital Commitments Outstanding not Provided for in Financial Statements (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about capital commitment [line items]
Capital commitments	¥ 64,623	¥ 67,427
Aircraft and flight equipment [member]
Disclosure of detailed information about capital commitment [line items]
Capital commitments	54,662	56,547
Acquisition interest in joint venture [member]
Disclosure of detailed information about capital commitment [line items]
Capital commitments	185	405
Joint ventures [member]
Disclosure of detailed information about capital commitment [line items]
Authorised but not contracted for	24	26
Investments accounted for using equity method [member]
Disclosure of detailed information about capital commitment [line items]
Capital commitments	380	431
Other property, plant and equipment [member]
Disclosure of detailed information about capital commitment [line items]
Capital commitments	3,796	4,970
Authorised but not contracted for	5,785	5,479
Capital commitments	9,581	¥ 10,449
Acquisition Interest In Associate [Member]
Disclosure of detailed information about capital commitment [line items]
Capital commitments	¥ 171